Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Effective income tax rates	33.20%	38.70%
Increase (Decrease) in Effective Tax Rate	(5.50%)
Remaining carry forwards	$ 127.7
Tax Credit Carryforward, Expiration Date	Dec. 31, 2035
Expected benefits to be realized	$ 13.7
Unrecognized tax benefits, if recognized, would affect effective tax rate	(0.4)	$ 0.0	$ (0.1)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0.0
2015-2017
Income Tax [Line Items]
Bonus Depreciation Phase Down Rate	50.00%
2018
Income Tax [Line Items]
Bonus Depreciation Phase Down Rate	40.00%
2019
Income Tax [Line Items]
Bonus Depreciation Phase Down Rate	30.00%
Predecessor
Income Tax [Line Items]
Effective income tax rates			35.00%